Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
Significant information relating to the Company’s reportable operating segments is summarized in the table below:

	Year ended December 31, 2018
	Peru		Mexico			Argentina		Bolivia	Canada
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Revenue	$114,739	$117,517	$236,835	$—	$164,050	$90,851	$—	$60,503	$—	$—	$784,495
Depreciation and amortization	$(12,867)	$(15,476)	$(83,621)	$—	$(22,567)	$(6,090)	$(87)	$(6,200)	$(145)	$(236)	$(147,289)
Exploration and project development	$(660)	$(598)	$(1,463)	$—	$(880)	$(843)	$(3,629)	$—	$(1,687)	$(1,378)	$(11,138)
Interest income	$38	$101	$—	$8	$—	$290	$104	$—	$1,138	$265	$1,944
Interest and financing expenses	$(786)	$(582)	$(207)	$(508)	$(477)	$(3,018)	$(97)	$(256)	$(2,170)	$(38)	$(8,139)
(Loss) gain on disposition of assets	$(39)	$7	$(67)	$568	$1	$—	$—	$(513)	$195	$7,821	$7,973
Share of loss from associate and dilution gain	$—	$—	$—	$—	$—	$—	$—	$—	$13,679	$—	$13,679
Loss on derivatives	$—	$—	$—	$—	$—	$—	$—	$—	$(1,078)	$—	$(1,078)
Foreign exchange gains (losses)	$185	$141	$1,407	$(106)	$22	$(6,404)	$(2,448)	$1,021	$(3,235)	$91	$(9,326)
Gain on commodity, fuel swaps and foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$4,930	$—	$4,930
Impairment charges	$—	$—	$—	$—	$—	$(27,789)	$—	$—	$—	$—	$(27,789)
Earnings (loss) before income taxes	$24,302	$33,204	$(35,648)	$(5,529)	$67,400	$(44,103)	$(6,832)	$10,421	$(22,560)	$12,533	$33,188
Income tax (expense) recovery	$(10,587)	$(12,113)	$24,884	$7,547	$(20,408)	$(89)	$(36)	$(3,747)	$(6,111)	$(487)	$(21,147)
Net earnings (loss) for the year	$13,715	$21,091	$(10,764)	$2,018	$46,992	$(44,192)	$(6,868)	$6,674	$(28,671)	$12,046	$12,041
Capital expenditures	$14,551	$10,370	$59,480	$—	$22,473	$29,881	$39	$6,949	$440	$165	$144,348

	As at December 31, 2018
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Total assets	$119,015	$126,755	$791,485	$12,270	$230,736	$20,839	$193,777	$83,686	$247,792	$111,121	$1,937,476
Total liabilities	$44,055	$40,183	$150,003	$5,856	$56,206	$24,994	$1,546	$38,169	$30,221	$32,894	$424,127

	Year ended December 31, 2017
	Peru		Mexico			Argentina		Bolivia	Canada
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Revenue	$129,085	$120,244	$197,748	$17,958	$171,654	$111,642	$—	$68,497	$—	$—	$816,828
Depreciation and amortization	$(13,464)	$(9,693)	$(67,515)	$(23)	$(19,381)	$(5,236)	$(88)	$(7,181)	$(108)	$(199)	$(122,888)
Exploration and project development	$(1,713)	$(1,629)	$(2,316)	$—	$(2,149)	$(4,588)	$(2,894)	$—	$(2,659)	$(1,807)	$(19,755)
Interest income	$63	$58	$—	$4	$—	$525	$—	$—	$472	$340	$1,462
Interest and financing expenses	$(855)	$(578)	$1,613	$(359)	$(467)	$(2,969)	$(99)	$(232)	$(3,101)	$(138)	$(7,185)
(Loss) gain on disposition of assets	$(154)	$(117)	$(291)	$540	$(319)	$—	$—	$(455)	$361	$626	$191
Share of loss from associate and dilution gain	$—	$—	$—	$—	$—	$—	$—	$—	$2,052	$—	$2,052
Gain on derivatives	$—	$—	$—	$—	$—	$—	$—	$—	$64	$—	$64
Foreign exchange (losses) gains	$(92)	$(38)	$642	$(29)	$(143)	$(1,373)	$(644)	$1,045	$1,493	$962	$1,823
Gain on commodity, fuel swaps and foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$606	$—	$606
Impairment reversals	$—	$42,112	$—	$—	$—	$—	$—	$—	$—	$19,442	$61,554
Earnings (loss) before income taxes	$36,650	$86,476	$(503)	$(8,474)	$79,307	$(24,404)	$(3,570)	$14,592	$(22,567)	$24,978	$182,485
Income tax (expense) recovery	$(12,818)	$(16,663)	$11,719	$1,033	$(20,843)	$(1,108)	$(85)	$(5,305)	$(6,360)	$(8,604)	$(59,034)
Net earnings (loss) for the year	$23,832	$69,813	$11,216	$(7,441)	$58,464	$(25,512)	$(3,655)	$9,287	$(28,927)	$16,374	$123,451
Capital expenditures	$8,412	$9,283	$85,379	$—	$21,963	$8,590	$27	$8,146	$2	$430	$142,232

	As at December 31, 2017
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Total assets	$116,138	$131,180	$833,397	$17,125	$231,205	$125,088	$194,225	$85,869	$210,286	$48,819	$1,993,332
Total liabilities	$46,184	$36,058	$176,464	$8,163	$65,145	$43,408	$1,296	$30,819	$28,939	$35,805	$472,281

Product Revenue	2018	2017
Refined silver and gold	348,717	345,756
Zinc concentrate	155,412	140,315
Lead concentrate	150,832	161,981
Copper concentrate	86,599	114,564
Silver concentrate	42,935	54,212
Total	784,495	816,828